Goodwill and Intangible Assets - Summary of Movement in Intangible Assets (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)		Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	₨ 43,555
Ending balance	43,045		$ 524	₨ 43,555
Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	54,794			27,937
Acquisition through business combinations (Refer to Note 7)	6,084			37,648
Deductions/adjustments	(3,417)	[1]		(12,199)
Translation adjustment	4,276			1,408
Ending balance	61,737			54,794
Accumulated amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	11,239			14,852
Amortization and impairment	9,954	[2]		8,210
Deductions/adjustments	(3,381)			(12,199)
Translation adjustment	880			376
Ending balance	18,692			11,239
Customer related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	33,883
Deductions/adjustments				36
Ending balance	34,396			33,883
Customer related intangibles [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	43,366			26,326
Acquisition through business combinations (Refer to Note 7)	5,602			27,834
Deductions/adjustments	(2,555)	[1]		(11,984)
Translation adjustment	3,400			1,190
Ending balance	49,813			43,366
Customer related intangibles [member] | Accumulated amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	9,483			14,248
Amortization and impairment	7,718	[2]		6,872
Deductions/adjustments	(2,519)			(11,984)
Translation adjustment	735			347
Ending balance	15,417			9,483
Marketing related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	9,672
Ending balance	8,649			9,672
Marketing related intangibles [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	11,428			1,611
Acquisition through business combinations (Refer to Note 7)	482			9,814
Deductions/adjustments	(862)	[1]		(215)
Translation adjustment	876			218
Ending balance	11,924			11,428
Marketing related intangibles [member] | Accumulated amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,756			604
Amortization and impairment	2,236	[2]		1,338
Deductions/adjustments	(862)			(215)
Translation adjustment	145			29
Ending balance	₨ 3,275			₨ 1,756

[1]	Includes ₹ 36 towards measurement period adjustment in customer-related intangible in an acquisition completed during the year ended March 31, 2022.
[2]	During the year ended March 31, 2023, a decline in the revenue and earnings estimates led to a revision of recoverable value of customer-relationship intangible assets and marketing related intangible assets recognized on business combinations. Consequently, the Company has recognized impairment charge ₹ 1,816 for the year ended March 31, 2023, as part of amortization and impairment.